Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Concentration
Schedules of Customers and Vendor with Greater than 10% of Accounts Receivables and Accounts Payable

The following table summarized customers with greater than 10% of the accounts receivables:

	As of December 31,
	2020	2021
Customer A	20%	36%
Customer B	34%	18%
Customer C	20%	23%

The following table summarized vendors with greater than 10% of the accounts payable:

	As of December 31,
	2020	2021
Vendor A	28%	53%
Vendor B	14%	12%
Vendor C	Less than 10%	14%